Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Total Revenue	$ 27,410	$ 41,531	$ 58,377
Cost of goods sold	17,894	31,020	46,698
Gross profit (loss)	9,516	10,511	11,679
Operating expenses:
Advertising and promotion	103	1,111	4,088
Professional fees	9,204	8,035	1,861
Consulting fees	5,582	5,040	1,541
Depreciation and amortization	204	100	79
Salary and wages	2,134	1,713	1,280
Share-based compensation	3,021	177	860
Insurance	1,017	879	416
Listing fees	227	166	724
Travel and events	372	495	362
Repairs and maintenance	126	131	140
Other operating expense	5,440	1,366	646
Impairment loss	4,724	30,374	4,100
Total operating expenses	32,154	49,587	16,097
Other income (expense):
Interest income	353	607	321
Interest expense	(3,762)	(3,263)	(285)
Fair value change of derivatives	(70)	(1,340)	(137)
Fair value change of warrant liabilities	1,111	3,575
Fair value change of CVR liabilities	713	7,195
Fair value change of other liabilities due to non-controlling interests holders	(38)
Loss on investments		(3,385)	(1,125)
Other income (expense)	(814)	351	5,013
Net income (loss) before income taxes	(25,145)	(35,336)	(631)
Current tax recovery (expense)	477	(953)	(2,962)
Deferred tax recovery (expense)	372	5,173	16
Net income (loss) for the year	(24,296)	(31,116)	(3,577)
Other comprehensive income (loss):
Foreign currency translation gain (loss)	704	(342)	225
Total comprehensive income (loss)	(23,592)	(31,458)	(3,352)
Income (loss) attributable to:
Shareholders of the Company	(24,246)	(31,040)	(3,474)
Non-controlling interests	(50)	(76)	(103)
Total comprehensive income (loss) attributable to:
Shareholders of the Company	(23,542)	(31,382)	(3,257)
Non-controlling interests	$ (50)	$ (76)	$ (95)
Earnings (loss) per share
Basic	$ (0.58)	$ (0.97)	$ (0.13)
Diluted	$ (0.58)	$ (0.97)	$ (0.13)
Development fees [member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 882	$ 7,687	$ 2,012
Epc services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	16,141	23,261	54,066
IPP Production [member]
IfrsStatementLineItems [Line Items]
Total Revenue	9,811	9,297	578
O and M services [member]
IfrsStatementLineItems [Line Items]
Total Revenue	$ 576	$ 1,286	$ 1,721